UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DARMEL MANAGEMENT LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-10190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  November 15,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:       101,050,758



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMERICAN FINCL HLDGS INCS      CS               026075101     3046   100176 SH       SOLE                   100176
AMERICAN WATER WORKS INC.      CS               030411102    19521   437100 SH       SOLE                   437100
AT & T CORP.                   CS               001957109     8347   695000 SH       SOLE                   695000
BANK UNITED CORP. RTS.         CS               065416117       24   403650 SH       SOLE                   403650
BAXTER INTERNATIONAL INC.      CS               071813125        6   167500 SH       SOLE                   167500
CELERITEK INC.                 CS               150926103       75    10000 SH       SOLE                    10000
DOLE FOOD CO. INC. DEL         CS               256605106     1452    50000 SH       SOLE                    50000
DRESS BARN INC.                CS               261570105      499    32097 SH       SOLE                    32097
DREYERS GRAND DEC. 70 CALL     CALL             2618789L8       42    20000 SH  CALL SOLE                    20000
DREYERS GRAND ICE CREAM INC.   CS               261878102    12550   179645 SH       SOLE                   179645
ELAN CORP. RIGHTS PLC          CS               G29539148        3   250000 SH       SOLE                   250000
GUCCI GROUP NV                 CS               401566104     2110    25000 SH       SOLE                    25000
INDIGO NV CONTINGENT VALUE RTS CS               N44CVR996        0    56527 SH       SOLE                    56527
NISOURCE INC. SAILS            CS               65473P600      699   386300 SH       SOLE                   386300
NORTEK INC.                    CS               656559101      216     5000 SH       SOLE                     5000
P & O PRINCESS CRUISES PLC     CS               693070104      321    11300 SH       SOLE                    11300
PAYPAL INC.                    CS               704508100     6981   338958 SH       SOLE                   338958
PENN VIRGINIA CORP.            CS               707882106      324    10000 SH       SOLE                    10000
PENNZOIL QUAKER STATE CO.      CS               709323109     6481   295000 SH       SOLE                   295000
PHARMACIA CORP.                CS               71713U102    20218   520000 SH       SOLE                   520000
PURE RESOURCES INC.            CS               74622E102      336    15000 SH       SOLE                    15000
R S I HOLDINGS INC.            CS               749723201        0    24999 SH       SOLE                    24999
SYNCOR INTL CORP. NEW          CS               87157J106     8056   250900 SH       SOLE                   250900
TICKETMASTER CLASS B.          CS               88633P203      304    19919 SH       SOLE                    19919
TRW INC.                       CS               872649108     7213   123200 SH       SOLE                   123200
UNILAB CORP.                   CS               904763208     1684    80303 SH       SOLE                    80303
WARREN BANCORP INC.            CS               934710104      542    34700 SH       SOLE                    34700